Portfolio of investments—May 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 73.17%
FHLMC¤	0.00%	7-15-2032	$9,900,000	$7,217,196
FHLMC	2.50	9-1-2050	1,045,950	853,907
FHLMC	2.50	6-1-2051	11,568,625	9,441,707
FHLMC	2.50	11-1-2051	7,803,357	6,439,735
FHLMC	2.50	12-1-2051	1,805,194	1,479,310
FHLMC	3.00	6-1-2050	397,269	345,818
FHLMC	3.00	7-1-2050	1,131,147	984,685
FHLMC	3.00	8-1-2050	513,863	447,309
FHLMC	3.50	8-1-2045	1,029,875	937,751
FHLMC	3.50	11-1-2045	1,832,184	1,668,289
FHLMC	3.50	12-1-2045	1,642,903	1,495,721
FHLMC	4.00	6-1-2037	3,377,229	3,269,532
FHLMC	4.00	11-1-2042	4,246,566	3,989,030
FHLMC	4.00	6-1-2044	960,766	902,927
FHLMC	4.00	5-1-2049	595,928	554,979
FHLMC	4.00	9-1-2049	213,674	198,462
FHLMC	4.50	3-1-2042	81,372	79,932
FHLMC	4.50	9-1-2044	1,123,466	1,086,574
FHLMC	4.50	9-1-2049	2,859,792	2,731,571
FHLMC	5.00	6-1-2026	3,749	3,755
FHLMC	5.00	8-1-2040	300,438	300,954
FHLMC	5.00	7-1-2052	1,987,908	1,943,589
FHLMC	5.00	9-1-2052	2,154,000	2,093,672
FHLMC	5.50	7-1-2035	909,901	922,179
FHLMC	5.50	12-1-2038	533,117	541,970
FHLMC	5.50	3-1-2053	1,272,249	1,262,365
FHLMC	6.00	10-1-2032	7,195	7,469
FHLMC	6.00	1-1-2053	2,326,904	2,357,150
FHLMC	6.50	9-1-2028	2,578	2,649
FHLMC	7.00	12-1-2026	42	44
FHLMC	7.00	4-1-2029	297	311
FHLMC	7.00	5-1-2029	1,573	1,644
FHLMC	7.00	4-1-2032	25,221	26,351
FHLMC	7.50	11-1-2031	37,306	37,576
FHLMC	7.50	4-1-2032	55,957	57,713
FHLMC	8.00	8-1-2026	777	785
FHLMC	8.00	11-1-2026	852	861
FHLMC	8.00	11-1-2028	133	134
FHLMC	8.50	12-1-2025	38	38
FHLMC	8.50	5-1-2026	7	7
FHLMC	8.50	8-1-2026	329	329
FHLMC Multifamily Structured Pass-Through Certificates Series K075 Class A2±±	3.65	2-25-2028	4,420,000	4,352,616
FHLMC Multifamily Structured Pass-Through Certificates Series K153 Class A3±±	3.12	10-25-2031	160,000	147,364
FHLMC Multifamily Structured Pass-Through Certificates Series KF80 Class AS (30 Day Average U.S. SOFR+0.51%)±	4.86	6-25-2030	433,553	432,626
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 1

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Multifamily Structured Pass-Through Certificates Series KIR2 Class A1	2.75%	3-25-2027	$1,535,301	$1,508,182
FHLMC Multifamily Structured Pass-Through Certificates Series KW03 Class A1	2.62	12-25-2026	368,603	363,345
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	4.72	9-25-2031	152,511	151,829
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	417,774	474,194
FHLMC Structured Pass-Through Certificates Series T-55 Class 2A1±±	3.25	3-25-2043	172,607	161,451
FHLMC Structured Pass-Through Certificates Series T-56 Class A4	6.00	5-25-2043	2,445,915	2,327,842
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.91	7-25-2043	1,013,485	977,454
FHLMC Structured Pass-Through Certificates Series T-57 Class 1A1	6.50	7-25-2043	523,756	539,377
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	5.70	10-25-2044	360,540	329,303
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	4.08	3-25-2036	388,110	370,835
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	4.09	3-25-2036	614,527	576,106
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	260,241	233,507
FHLMC (11th District COFI+1.25%)±	4.51	7-1-2032	92,189	90,302
FHLMC (30 Day Average U.S. SOFR+0.26%)±	4.60	7-1-2031	3,013,000	2,974,141
FHLMC (RFUCCT1Y+1.65%)±	7.07	7-1-2038	348,050	356,261
FHLMC (RFUCCT1Y+1.66%)±	6.96	6-1-2043	553,352	571,763
FHLMC (RFUCCT1Y+1.91%)±	7.66	9-1-2031	23,118	23,445
FHLMC Series 2733 Class FB (30 Day Average U.S. SOFR+0.71%)±	5.05	10-15-2033	123,898	124,000
FHLMC Series 3070 Class FT (30 Day Average U.S. SOFR+0.46%)±	4.80	11-15-2035	203,417	202,207
FHLMC Series 3830 Class FD (30 Day Average U.S. SOFR+0.47%)±	4.81	3-15-2041	86,872	86,177
FHLMC Series 4057 Class FN (30 Day Average U.S. SOFR+0.46%)±	4.80	12-15-2041	85,691	84,938
FHLMC Series 4159 Class AF (30 Day Average U.S. SOFR+1.29%)±	5.63	12-15-2036	82,748	84,110
FHLMC Series 4218 Class DF (30 Day Average U.S. SOFR+0.36%)±	4.70	7-15-2042	136,923	134,855
FHLMC Series 4409 Class MA	3.00	1-15-2054	6,297	6,207
FHLMC Series 4620 Class AF (30 Day Average U.S. SOFR+0.55%)±	4.89	11-15-2042	1,063,763	1,053,232
FHLMC Series 5198 Class FB (30 Day Average U.S. SOFR+0.25%)±	4.59	6-15-2049	1,025,780	999,963
FNMA	1.38	7-1-2030	3,746,431	3,271,045
FNMA	1.65	6-1-2030	1,315,660	1,164,042
FNMA	1.65	7-1-2030	2,306,631	2,022,560
FNMA	1.66	7-1-2032	3,836,310	3,219,347
FNMA	1.97	5-1-2030	4,148,311	3,732,188
FNMA	2.00	2-1-2052	30,246,291	23,742,319
FNMA	2.32	1-1-2026	3,797,122	3,738,685
FNMA	2.35	2-1-2032	2,162,162	1,914,177
FNMA	2.50	9-1-2050	320,017	263,543
FNMA	2.50	12-1-2050	1,116,913	910,267
FNMA	2.50	7-1-2051	1,647,712	1,343,486
FNMA	2.50	1-1-2052	2,654,246	2,166,116
FNMA	2.51	9-1-2031	4,850,927	4,360,298
FNMA	2.65	2-1-2032	4,848,911	4,351,694
See accompanying notes to portfolio of investments
2 | Allspring Government Securities Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	2.75%	9-1-2031	$856,853	$778,648
FNMA	2.86	7-1-2029	936,308	885,063
FNMA	3.00	5-1-2027	76,546	75,431
FNMA	3.00	6-1-2034	1,453,983	1,399,751
FNMA	3.00	4-1-2045	25,876	22,690
FNMA	3.00	11-1-2045	2,236,758	1,956,932
FNMA	3.00	12-1-2045	5,199,860	4,550,443
FNMA	3.00	12-1-2046	202,867	176,314
FNMA	3.00	8-1-2050	27,014	23,227
FNMA	3.48	3-1-2029	835,788	812,765
FNMA	3.50	4-1-2034	883,324	869,226
FNMA	3.50	2-1-2043	13,955	12,900
FNMA	3.50	2-1-2045	325,296	300,035
FNMA	3.50	4-1-2045	1,321,592	1,204,225
FNMA	3.50	8-1-2045	114,223	103,890
FNMA	3.50	12-1-2045	473,088	430,682
FNMA	3.50	2-1-2046	496,014	451,040
FNMA	3.86	3-1-2029	760,310	749,053
FNMA	4.00	8-1-2037	1,502,820	1,456,667
FNMA	4.00	4-1-2046	3,755,124	3,508,270
FNMA	4.00	3-1-2047	929,408	868,211
FNMA	4.00	9-1-2048	63,563	59,295
FNMA	4.38	7-1-2032	1,031,000	1,007,694
FNMA	4.50	1-1-2026	887	883
FNMA	4.50	10-1-2046	75,941	73,083
FNMA	4.50	9-1-2049	603,831	577,747
FNMA	4.50	11-1-2052	2,315,100	2,188,288
FNMA	4.94	10-1-2032	1,573,152	1,586,715
FNMA	4.99	7-1-2029	2,770,000	2,833,202
FNMA	5.00	3-1-2034	120,741	121,022
FNMA	5.00	8-1-2040	1,857,127	1,846,132
FNMA	5.00	10-1-2040	152,976	153,038
FNMA	5.00	1-1-2042	138,379	138,435
FNMA	5.00	12-1-2048	152,113	149,244
FNMA	5.05	11-1-2030	1,591,073	1,619,544
FNMA	5.16	10-1-2031	2,760,000	2,841,735
FNMA	5.50	9-1-2033	701,661	713,799
FNMA	5.50	8-1-2035	214,623	219,393
FNMA	5.50	1-1-2037	164,840	168,504
FNMA	5.50	4-1-2040	427,532	437,030
FNMA	5.50	2-1-2053	4,620,988	4,587,774
FNMA	6.00	1-1-2028	105,241	106,390
FNMA	6.00	2-1-2035	261,823	265,437
FNMA	6.00	11-1-2037	120,242	124,879
FNMA	6.00	7-1-2038	50,506	52,729
FNMA	6.50	3-1-2028	2,889	2,902
FNMA	6.50	12-1-2029	31,761	32,607
FNMA	6.50	11-1-2031	5,912	6,069
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 3

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	6.50%	7-1-2036	$119,524	$124,955
FNMA	7.00	11-1-2026	89	93
FNMA	7.00	1-1-2032	917	957
FNMA	7.00	2-1-2032	17,835	18,613
FNMA	7.00	10-1-2032	52,015	54,286
FNMA	7.00	2-1-2034	1,069	1,116
FNMA	7.00	4-1-2034	23,538	24,566
FNMA	7.50	9-1-2031	18,263	18,799
FNMA	7.50	2-1-2032	9,567	9,845
FNMA	7.50	10-1-2037	234,739	246,954
FNMA	8.00	6-1-2028	8	8
FNMA	8.00	2-1-2030	6,850	6,862
FNMA	8.00	7-1-2031	60,721	61,639
FNMA	8.50	11-1-2026	508	508
FNMA	8.50	12-1-2026	11,649	11,727
FNMA	8.50	3-1-2027	60	60
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.83	12-1-2040	33,054	34,085
FNMA (1 Year Treasury Constant Maturity+2.20%)±	6.67	12-1-2034	119,694	122,739
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.72	11-1-2031	33,707	34,224
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.92	9-1-2035	70,350	72,330
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	6-1-2032	50,189	51,120
FNMA (1 Year Treasury Constant Maturity+2.24%)±	7.36	9-1-2031	11,802	12,025
FNMA (1 Year Treasury Constant Maturity+2.25%)±	6.84	12-1-2040	10,921	11,103
FNMA (1 Year Treasury Constant Maturity+2.45%)±	7.45	10-1-2027	1,815	1,811
FNMA (11th District COFI+1.25%)±	4.33	9-1-2027	18,327	18,121
FNMA (11th District COFI+1.26%)±	4.45	5-1-2036	85,992	84,316
FNMA (11th District COFI+1.28%)±	4.27	5-1-2036	148,647	145,749
FNMA (RFUCCT1Y+1.61%)±	6.61	5-1-2046	511,469	527,446
FNMA (RFUCCT1Y+1.62%)±	2.38	8-1-2050	1,225,414	1,130,019
FNMA (RFUCCT1Y+1.73%)±	7.36	9-1-2036	99,828	102,114
FNMA (RFUCCT1Y+1.77%)±	7.14	7-1-2044	47,945	49,285
FNMA (RFUCCT1Y+1.81%)±	7.59	8-1-2036	333,826	343,653
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	274,051	272,905
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	273,633	285,872
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	72,604	75,297
FNMA Series 2002-5 Class F (30 Day Average U.S. SOFR+0.46%)±	4.79	2-25-2032	1,004	1,002
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	95,363	99,498
FNMA Series 2002-T12 Class A5±±	5.32	10-25-2041	376,644	380,186
FNMA Series 2002-T16 Class A1	6.50	7-25-2042	692,262	722,437
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	1,729,754	1,804,693
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	231,830	234,936
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	4.72	3-25-2033	509,683	504,962
FNMA Series 2003-W1 Class 1A1±±	4.75	12-25-2042	310,565	308,986
FNMA Series 2003-W11 Class A1±±	7.53	6-25-2033	22,941	23,208
FNMA Series 2003-W3 Class 1A4±±	4.69	8-25-2042	986,373	948,152
FNMA Series 2003-W5 Class A (1 Month LIBOR+0.11%)±	4.69	4-25-2033	152,169	149,984
FNMA Series 2003-W6 Class 6A±±	4.76	8-25-2042	332,723	326,280
FNMA Series 2003-W6 Class PT4±±	8.22	10-25-2042	527,521	564,384
See accompanying notes to portfolio of investments
4 | Allspring Government Securities Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2003-W8 Class PT1±±	7.49%	12-25-2042	$183,520	$185,830
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	4.71	6-25-2033	34,660	33,163
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	164,911	168,817
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	412,269	428,810
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	199,573	207,901
FNMA Series 2006-50 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.84	6-25-2036	286,569	284,293
FNMA Series 2007-101 Class A2 (30 Day Average U.S. SOFR+0.36%)±	4.69	6-27-2036	36,880	37,184
FNMA Series 2007-W10 Class 2A±±	6.23	8-25-2047	92,482	96,134
FNMA Series 2008-17 Class DP	4.75	2-25-2038	222,024	218,733
FNMA Series 2010-136 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.94	12-25-2040	403,819	397,742
FNMA Series 2011-110 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.84	4-25-2041	21,703	21,641
FNMA Series 2011-128 Class FK (30 Day Average U.S. SOFR+0.46%)±	4.79	7-25-2041	55,341	55,068
FNMA Series 2013-114 Class LM	4.00	3-25-2042	553,607	535,512
FNMA Series 2014-17 Class FE (30 Day Average U.S. SOFR+0.66%)±	4.99	4-25-2044	833,460	820,500
FNMA Series 2014-20 Class TM±±	4.50	4-25-2044	239,175	39,032
FNMA Series 2017-M2 Class A2±±	2.81	2-25-2027	5,310,410	5,186,159
FNMA Series 2018-M1 Class A2±±	2.99	12-25-2027	563,096	546,827
FNMA Series 2018-M13 Class A2±±	3.74	9-25-2030	338,914	329,255
FNMA Series 2019-M5 Class A2	3.27	2-25-2029	4,835,796	4,679,839
GNMA	2.00	3-20-2052	8,670,314	6,966,827
GNMA	2.50	3-20-2052	4,010,226	3,361,238
GNMA	2.50	4-20-2052	9,372,173	7,855,443
GNMA	2.50	9-20-2051	1,334,072	1,118,175
GNMA	3.00	11-20-2045	2,383,324	2,109,277
GNMA	3.00	4-20-2051	3,560,313	3,107,861
GNMA	3.00	5-20-2052	2,330,828	2,031,909
GNMA	3.50	12-20-2047	2,130,953	1,921,561
GNMA	3.50	7-20-2051	1,774,983	1,589,021
GNMA	4.00	12-20-2047	1,441,546	1,335,203
GNMA	4.25	6-20-2036	154,560	145,616
GNMA	4.50	8-20-2049	316,023	300,657
GNMA	4.50	7-20-2052	2,173,133	2,062,071
GNMA	4.50	9-20-2052	938,093	890,724
GNMA	4.50	3-20-2053	2,549,113	2,416,449
GNMA	5.00	7-20-2040	316,306	316,387
GNMA	5.00	9-20-2052	1,693,819	1,650,970
GNMA	5.00	6-20-2053	2,551,396	2,484,463
GNMA	5.00	11-20-2054	4,505,401	4,374,016
GNMA	5.50	4-20-2053	2,253,840	2,245,124
GNMA	6.00	8-20-2034	19,588	19,572
GNMA	6.00	9-20-2054	2,124,383	2,146,743
GNMA	6.50	12-15-2025	225	225
GNMA	6.50	5-15-2031	424	436
GNMA	6.50	9-20-2033	13,089	13,496
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 5

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	6.50%	8-20-2054	$1,053,972	$1,076,958
GNMA	7.00	5-15-2026	106	107
GNMA	7.00	4-15-2031	214	213
GNMA	7.00	8-15-2031	11,630	11,705
GNMA	7.00	3-15-2032	8,971	8,994
GNMA Series 2005-23 Class IOƒ±±	0.00	6-17-2045	488,166	0
GNMA Series 2006-32 Class XMƒ±±	0.12	11-16-2045	1,953,548	6
GNMA Series 2008-22 Class XMƒ±±	1.30	2-16-2050	3,554,284	38,019
GNMA Series 2010-158 Class EIƒ	4.00	12-16-2025	88	0
GNMA Series 2012-H12 Class HD	2.00	5-20-2062	17,245	16,096
GNMA Series 2018-H01 Class BF (U.S. SOFR 1 Month+0.51%)±	4.83	1-20-2068	1,119,606	1,122,314
GNMA Series 2019-H06 Class HIƒ±±	1.80	4-20-2069	1,109,073	13,114
Resolution Funding Corp. Principal STRIPS¤	0.00	1-15-2030	9,300,000	7,669,479
TVA	5.25	2-1-2055	785,000	744,119
TVA Principal STRIPS¤	0.00	11-1-2025	5,650,000	5,545,891
TVA Principal STRIPS¤	0.00	6-15-2035	2,448,000	1,499,083
TVA Principal STRIPS¤	0.00	1-15-2048	1,000,000	287,485
U.S. International Development Finance Corp. Series AA-1¤	0.00	1-17-2026	2,000,000	2,234,714
Total agency securities (Cost $284,837,430)				267,200,523
Asset-backed securities: 0.78%
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,161,224	1,116,296
Navient Student Loan Trust Series 2019-2A Class A2 (30 Day Average U.S. SOFR+1.11%)144A±	5.44	2-27-2068	1,749,375	1,742,365
Total asset-backed securities (Cost $2,907,817)				2,858,661
Corporate bonds and notes: 2.92%
Consumer, non-cyclical: 0.63%
Commercial services: 0.63%
Rockefeller Foundation Series 2020	2.49	10-1-2050	4,000,000	2,290,696
Financial: 1.06%
REITs: 1.06%
American Tower Trust #1144A	3.65	3-23-2028	4,000,000	3,887,634
Government securities: 0.68%
Multi-national: 0.68%
Inter-American Development Bank	7.00	6-15-2025	2,000,000	2,001,759
International Bank for Reconstruction & Development Series C¤	0.00	3-11-2031	615,000	472,324
				2,474,083
Industrial: 0.55%
Engineering & construction: 0.55%
GTP Acquisition Partners I LLC Series 2015-2 Class A144A	3.48	6-16-2025	2,000,000	1,998,303
Total corporate bonds and notes (Cost $12,688,508)				10,650,716
See accompanying notes to portfolio of investments
6 | Allspring Government Securities Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities: 4.25%
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47%	6-25-2065	$328,159	$311,228
Arroyo Mortgage Trust Series 2019-1 Class A1144A±±	3.81	1-25-2049	721,296	700,583
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	115,721	111,768
Benchmark Mortgage Trust Series 2019-B9 Class A5	4.02	3-15-2052	784,571	757,699
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	835,382	815,244
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	3,030,000	2,802,975
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	2,340,000	2,263,241
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	641,056	595,257
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	1,683,414	1,604,367
New Residential Mortgage Loan Trust Series 2020-NQM2 Class A1144A±±	1.65	5-24-2060	198,478	192,090
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	3,020,630	2,653,784
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,472,431
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	9,551	9,532
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	260,750	246,632
Total non-agency mortgage-backed securities (Cost $16,642,854)				15,536,831
U.S. Treasury securities: 14.44%
U.S. Treasury Bonds	3.63	2-15-2044	400,000	335,641
U.S. Treasury Bonds	4.38	8-15-2043	5,440,000	5,088,100
U.S. Treasury Bonds	4.63	5-15-2054	1,550,000	1,474,377
U.S. Treasury Bonds	4.75	11-15-2043	1,130,000	1,107,886
U.S. Treasury Bonds	4.75	11-15-2053	2,440,000	2,367,753
U.S. Treasury Notes	3.88	4-30-2030	8,145,000	8,112,547
U.S. Treasury Notes	4.00	3-31-2030	14,645,000	14,670,171
U.S. Treasury Notes%%	4.13	5-31-2032	5,475,000	5,453,613
U.S. Treasury Notes	4.25	5-15-2035	2,130,000	2,106,037
U.S. Treasury Notes	4.63	2-15-2035	4,345,000	4,426,469
U.S. Treasury Principal STRIPS¤	0.00	5-15-2039	7,980,000	4,145,985
U.S. Treasury STRIPS¤	0.00	5-15-2040	7,275,000	3,442,601
Total U.S. Treasury securities (Cost $56,886,374)				52,731,180

		Yield	Shares
Short-term investments: 2.60%
Investment companies: 2.60%
Allspring Government Money Market Fund Select Class♠∞##		4.23	9,511,759	9,511,759
Total short-term investments (Cost $9,511,759)				9,511,759
Total investments in securities (Cost $383,474,742)	98.16%			358,489,670
Other assets and liabilities, net	1.84			6,709,717
Total net assets	100.00%			$365,199,387

See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 7

Portfolio of investments—May 31, 2025 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,800,977	$119,134,653	$(121,423,871)	$0	$0	$9,511,759	9,511,759	$305,768
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra Long Term U.S. Treasury Bond	50	9-19-2025	$5,751,652	$5,803,125	$51,473	$0
2-Year U.S. Treasury Notes	274	9-30-2025	56,784,735	56,837,875	53,140	0
5-Year U.S. Treasury Notes	173	9-30-2025	18,664,004	18,716,438	52,434	0
					$157,047	$0
See accompanying notes to portfolio of investments
8 | Allspring Government Securities Fund

Notes to portfolio of investments—May 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
Allspring Government Securities Fund | 9

Notes to portfolio of investments—May 31, 2025 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$267,200,523	$0	$267,200,523
Asset-backed securities	0	2,858,661	0	2,858,661
Corporate bonds and notes	0	10,650,716	0	10,650,716
Non-agency mortgage-backed securities	0	15,536,831	0	15,536,831
U.S. Treasury securities	45,142,594	7,588,586	0	52,731,180
Short-term investments
Investment companies	9,511,759	0	0	9,511,759
	54,654,353	303,835,317	0	358,489,670
Futures contracts	157,047	0	0	157,047
Total assets	$54,811,400	$303,835,317	$0	$358,646,717
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of May 31, 2025, $2,666,000 was segregated as cash collateral for these open futures contracts.
At May 31, 2025, the Fund did not have any transfers into/out of Level 3.
10 | Allspring Government Securities Fund